Borrowings - Credit Facility - Additional Information (Detail) - BioPharma Credit Investments IV Sub, LP (?Pharmakon?) [Member] - Credit Agreement [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Nov. 08, 2016
Debt Instrument [Line Items]
Credit facility principal amount, minimum amount		$ 15,000,000
Credit facility principal amount, maximum amount		$ 25,000,000
Credit facility, annual interest rate		11.50%
Credit facility, amounts borrowed	$ 0
Credit facility, expiration date	Apr. 27, 2017